Results for the Year - Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Results for the Year
Current income tax benefit (expense)	$ 161	$ (244,288)
Deferred income tax benefit (expense)	43	(23,107)
Income tax benefit (expense) reported in the statement of profit or loss	$ 204	$ (267,395)